SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2022
Summary Of Significant Accounting Policies [Abstract]
Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros
The following exchange rates were used to translate the financial statements of the Group from Euros into USD:

	PERIOD END (1)	AVERAGE FOR PERIOD (2)	BEGINNING OF PERIOD(1)	LOW	HIGH
Six Months Ended June 30,	(EUR per USD)
2022	0.96	0.92	0.88	0.87	0.96
2021	0.84	0.83	0.81	0.81	0.85
(1)    Exchange rates are as per European Central Bank.
(2)    The average is based on published rates refreshed daily by the European Central Bank.

Summary of Credit Risk Exposure
Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date is as follows:

	As At June 30, 2022	As At December 31, 2021
Trade and other receivables (excluding prepayments)	8,426	4,253
Cash and cash equivalents	31,102	51,047
	39,528	55,300

Summary of Aging of Trade Receivables
The aging of trade receivables that are past due but not impaired is shown below:

	As At June 30, 2022	As At December 31, 2021
Between one and two months	843	159
Between two and three months	318	15
More than three months	198	7
	1,359	181

Summary of Credit Loss Allowance Activity
The activity in the credit loss allowance was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Balance at the beginning of the period	666	454	142	352
Increase (decrease) in credit losses allowance	71	(240)	597	(100)
Write offs	—	7	—	19
Translation effect	(50)	(5)	(52)	(55)
Balance at the end of the period	687	216	687	216